Prepayments and Other Current Assets (Details) - USD ($)	Jan. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets [Line Items]
Loans bear interest rate	6.30%
Mature terms	1 year
Third Party [Member]
Prepayments and Other Current Assets [Line Items]
Aggregate principal amount	$ 4,400,000
Allowance for other receivable